LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
LONG TERM DEBT
Schedule of long term debt

	Credit Facility	Revolving Facility
At January 1, 2023	$122,995	$—
Converted from Credit Facility to Revolving Facility	(113,350)	113,350
Unamortized transaction costs expensed	1,455	—
Principal repayments during the year	(11,100)	(25,000)
At December 31, 2023	—	88,350
Principal repayments during the year	—	(88,350)
At December 31, 2024	$—	$—